West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.0%
	REAL ESTATE — 100.0%
	REITS-CELL TOWERS — 14.3%
4,700	American Tower Corp. - REIT	$1,093,032
11,500	Crown Castle International Corp. - REIT	1,364,245
3,900	SBA Communications Corp. - REIT	938,730
		3,396,007
	REITS-DATA CENTERS — 12.2%
5,600	Digital Realty Trust, Inc. - REIT	906,248
2,240	Equinix, Inc. - REIT	1,988,291
		2,894,539
	REITS-HEALTH CARE — 17.9%
22,500	American Healthcare REIT, Inc. - REIT	587,250
38,000	Healthcare Realty Trust, Inc. - REIT	689,700
17,000	Sila Realty Trust, Inc.	429,930
23,000	Ventas, Inc. - REIT	1,474,990
8,400	Welltower, Inc. - REIT	1,075,452
		4,257,322
	REITS-INDUSTRIAL — 10.6%
27,300	Americold Realty Trust - REIT	771,771
9,200	Prologis, Inc. - REIT	1,161,776
11,500	Rexford Industrial Realty, Inc. - REIT	578,565
		2,512,112
	REITS-NET LEASE — 4.4%
12,000	NNN REIT, Inc.	581,880
14,000	VICI Properties, Inc. - REIT	466,340
		1,048,220
	REITS-OFFICE PROPERTY — 2.7%
19,000	Highwoods Properties, Inc.	636,690
	REITS-REGIONAL MALLS — 2.2%
3,100	Simon Property Group, Inc. - REIT	523,962
	REITS-RESIDENTIAL — 22.6%
24,000	American Homes 4 Rent - REIT	921,360
6,500	AvalonBay Communities, Inc. - REIT	1,464,125
11,700	Camden Property Trust - REIT	1,445,301
18,500	Invitation Homes, Inc. - REIT	652,310

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REITS-RESIDENTIAL (Continued)
6,500	Sun Communities, Inc. - REIT	$878,475
		5,361,571
	REITS-SHOPPING CENTERS — 4.5%
22,000	Brixmor Property Group, Inc.	612,920
16,000	InvenTrust Properties Corp. - REIT	453,920
		1,066,840
	REITS-STORAGE — 8.6%
5,000	Extra Space Storage, Inc. - REIT	900,950
3,150	Public Storage, Inc. - REIT	1,146,191
		2,047,141
	TOTAL COMMON STOCKS
	(Cost $16,092,261)	23,744,404

Principal Amount
	SHORT-TERM INVESTMENTS — 0.2%
$54,769	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.29%[1]	54,769
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $54,769)	54,769
	TOTAL INVESTMENTS — 100.2%
	(Cost $16,147,030)	23,799,173
	Liabilities in Excess of Other Assets — (0.2)%	(55,852)
	TOTAL NET ASSETS — 100.0%	$23,743,321

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.